CONDENSED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Office equipment, accumulated depreciation (in dollars)	$ 19	$ 16	$ 10
Intangible assets, accumulated amortization (in dollars)	$ 103	$ 94	$ 77
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	30,000,000	30,000,000	30,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares issued	32,736,675	27,252,966	22,298,424
Common stock, shares outstanding	32,736,675	27,252,966	22,298,424